17. Suppliers - Forfaiting	12 Months Ended
Dec. 31, 2017
Suppliers Forfaiting Abstract
Suppliers - Forfaiting

The Company has operations with Banco Safra that allow suppliers to receive their receivables in advance. This type of operation does not change the existing commercial conditions between the Company and its suppliers. Obligations to suppliers have a longer payment term and a discount rate of 1.03% p.m. As of December 31, 2017, the amount recorded under current liabilities totaled R$78,416.